Trade and Other Payables - Schedule of Currency Profiles of the Group’s Trade and Other Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 4,424,830	$ 2,466,368
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	3,481,658	2,127,465
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	850,436	302,616
Renminbi [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	65,328	14,348
Khmer Riel [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 27,408	$ 21,939